                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                         Supplement dated February 10,
                      2006 to the Statement of Additional
                      Information dated December 20, 2005
                        as supplemented January 17, 2006

The following information replaces in its entirety the information appearing under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - DIRECTED BROKERAGE (RESEARCH SERVICES)" in the Statement of Additional Information:


"DIRECTED BROKERAGE (RESEARCH SERVICES)

During the last fiscal year ended August 31, 2005, the Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

------------------------------------------------ ----------------------------- -------------------------
                     FUND                               TRANSACTIONS1                  RELATED
                                                                                BROKERAGE COMMISSIONS1
------------------------------------------------ ----------------------------- -------------------------
AIM Advantage Health Sciences Fund               $           380,814,837       $         1,075,019
------------------------------------------------ ----------------------------- -------------------------

1 Amount is inclusive of commissions paid to and brokerage transactions placed with certain brokers that provide execution, research and other services."

                           AIM COUNSELOR SERIES TRUST

                             AIM MULTI-SECTOR FUND

                     Supplement dated February 10, 2006 to
        the Statement of Additional Information dated December 20, 2005 as Supplemented January 17, 2006

The following information replaces in its entirety the information appearing under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - DIRECTED BROKERAGE (RESEARCH SERVICES)" in the Statement of Additional Information:

"DIRECTED BROKERAGE (RESEARCH SERVICES)

During the last fiscal year ended August 31, 2005, the Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


------------------------------------------ ----------------------------- -------------------------
                                                                                 RELATED
                  FUND                            TRANSACTIONS1           BROKERAGE COMMISSIONS1
------------------------------------------ ----------------------------- -------------------------
AIM Multi-Sector Fund                      $           176,318,873       $           288,348
------------------------------------------ ----------------------------- -------------------------

1 Amount is inclusive of commissions paid to and brokerage transactions placed with certain brokers that provide execution, research and other services."